Short-term bank loans and other debt - Additional Information (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Short-term bank loans and other debt
Real estate properties held for lease	$ 483,108,207	$ 515,868,908
Real estate properties development completed	439,204,753	458,204,518
Restricted cash	$ 83,613,204	$ 270,714,930
Weighted average interest rate on short-term bank loans and other debts	7.76%	8.33%
Collateral Pledged [Member]
Short-term bank loans and other debt
Real estate properties held for lease	$ 180,481,463	$ 206,516,986
Short-term Debt [Member] | Collateral Pledged [Member]
Short-term bank loans and other debt
Real estate properties held for lease	0	14,899,171
Real estate properties development completed	4,257,537	10,168,195
Restricted cash	$ 0	$ 20,691,781